Income Taxes - Schedule of Loss Before Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Loss Before Taxes [Abstract]
Domestic (Israel)	$ 28,567	$ 23,348	$ 38,274
Foreign	413	448	1,154
Total	$ 28,980	$ 23,796	$ 39,428